Interest in Joint Ventures - Summary of Financial Information of Material Joint Venture (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 CNY (¥)
Disclosure of joint ventures [line items]
Assets	¥ 571,983		¥ 614,154		$ 87,913
Liabilities	267,636		386,472		41,136
Equity	304,347		227,682	¥ 231,216	$ 46,777	¥ 227,541
Revenue	274,829	$ 42,240	274,197	277,049
Net income for the year	1,850	284	630	10,562
Total comprehensive income for the year	1,620	$ 249	267	¥ 8,463
Merchants Union Consumer Finance Company Limited [member]
Disclosure of joint ventures [line items]
Assets	46,980		18,548
Liabilities	(42,339)		(16,296)
Equity	(4,641)		(2,252)
Revenue	4,163		1,191
Net income for the year	1,189		336
Total comprehensive income for the year	1,189		336
Reconciled to the Group's interests in the joint venture:
Net assets of the joint venture	¥ 4,641		¥ 2,252
Group's effective interest	50.00%	50.00%	50.00%
Carrying amount in the consolidated financial statements	¥ 2,321		¥ 1,126